Supplement dated August 2, 2022, to the Statement of Additional Information dated, February 1, 2022, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Growth Fund
Loomis Sayles Credit Income Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Global Allocation Fund	Loomis Sayles Limited Term Government and Agency Fund

Effective immediately, the table under the third paragraph in the section “Portfolio Holdings Information” has been amended to include the following:

Entity	Fund(s)	Holdings	Frequency	Purpose
Bloomberg	Loomis Sayles Intermediate Duration Bond Fund	Full portfolio holdings	Daily, provided next business day	Attribution analysis and portfolio analytics

Qontigo	All Funds	Full portfolio holdings	Daily	Compliance testing related to the Funds’ use of derivatives.

Supplement dated August 2, 2022, to the Statement of Additional Information dated, February 1, 2022, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles High Income Opportunities Fund	Loomis Sayles Securitized Asset Fund

Effective immediately, the third paragraph in the section “Portfolio Holdings Information” is amended to include the following:

Subject to the policies adopted by the Funds’ Board of Trustees for the disclosure of portfolio holdings information, Bloomberg receives information (daily disclosure of full portfolio holdings, provided next business day) for the purpose of performing attribution analysis and certain portfolio analytics with respect to Loomis Sayles High Income Opportunities Fund; and Qontigo receives information (daily disclosure of full portfolio holdings) for the purpose of compliance testing related to the Funds’ use of derivatives.

Supplement dated August 2, 2022 to the Statement of Additional Information dated, February 1, 2022, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles Fixed Income Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Institutional High Income Fund

Effective immediately, the third paragraph in the section “Portfolio Holdings Information” is amended to include the following:

Subject to the policies adopted by the Funds’ Board of Trustees for the disclosure of portfolio holdings information, Bloomberg receives information (daily disclosure of full portfolio holdings, provided next business day) for the purpose of performing attribution analysis and certain portfolio analytics for the Adviser and principal underwriter with respect to the Loomis Sayles Fixed Income Fund; and Qontigo receives information (daily disclosure of full portfolio holdings) for the purpose of compliance testing related to the Funds’ use of derivatives.

Supplement dated August 2, 2022, to the Statement of Additional Information dated, May 1, 2022, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles Bond Fund	Loomis Sayles Investment Grade Fixed Income Fund

Effective immediately, the third paragraph in the section “Portfolio Holdings Information” is revised and amended to include the following:

Subject to the policies adopted by the Funds’ Board of Trustees for the disclosure of portfolio holdings information, Bloomberg receives information (daily disclosure of full portfolio holdings, provided next business day) for the purpose of performing attribution analysis and certain portfolio analytics; and Qontigo receives information (daily disclosure of full portfolio holdings) for the purpose of compliance testing related to the Funds’ use of derivatives.